Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Intangible assets

Note 19	Intangible assets

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2022		9,565	1,736	631	404	12,336	2,409	5,786	1,580	9,775	22,111
Additions		484	1	1,208	7	1,700	—	44	—	44	1,744
Acquired through business combinations		6	65	—	3	74	26	75	—	101	175
Transfers		1,087	—	—	—	1,087	—	—	—	—	1,087
Retirements and disposals		(599)	—	—	(7)	(606)	—	—	—	—	(606)
Impairment losses recognized in earnings	8	—	—	(53)	—	(53)	—	—	(94)	(94)	(147)
Amortization included in operating costs		—	—	(1,183)	—	(1,183)	—	—	—	—	(1,183)
December 31, 2022		10,543	1,802	603	407	13,355	2,435	5,905	1,486	9,826	23,181
ACCUMULATED AMORTIZATION
January 1, 2022		5,407	969	—	165	6,541	—	—	—	—	6,541
Amortization		926	91	—	46	1,063	—	—	—	—	1,063
Retirements and disposals		(599)	—	—	(7)	(606)	—	—	—	—	(606)
December 31, 2022		5,734	1,060	—	204	6,998	—	—	—	—	6,998
NET CARRYING AMOUNT
January 1, 2022		4,158	767	631	239	5,795	2,409	5,786	1,580	9,775	15,570
December 31, 2022		4,809	742	603	203	6,357	2,435	5,905	1,486	9,826	16,183

		FINITE-LIFE					INDEFINITE-LIFE
FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	SOFTWARE	CUSTOMER RELATION- SHIPS	PROGRAM AND FEATURE FILM RIGHTS	OTHER	TOTAL	BRANDS	SPECTRUM AND OTHER LICENCES (1)	BROADCAST LICENCES	TOTAL	TOTAL INTANGIBLE ASSETS
COST
January 1, 2021		9,169	1,736	645	469	12,019	2,409	3,701	1,730	7,840	19,859
Additions		361	—	1,034	19	1,414	—	2,085	—	2,085	3,499
Acquired through business combinations		—	—	—	52	52	—	—	—	—	52
Transfers		1,154	—	—	(125)	1,029	—	—	—	—	1,029
Retirements and disposals		(1,089)	—	—	(11)	(1,100)	—	—	—	—	(1,100)
Impairment losses recognized in earnings	8	(28)	—	—	—	(28)	—	—	(150)	(150)	(178)
Amortization included in operating costs		—	—	(1,048)	—	(1,048)	—	—	—	—	(1,048)
Reclassified to assets held for sale	16	(2)	—	—	—	(2)	—	—	—	—	(2)
December 31, 2021		9,565	1,736	631	404	12,336	2,409	5,786	1,580	9,775	22,111
ACCUMULATED AMORTIZATION
January 1, 2021		5,644	878	—	235	6,757	—	—	—	—	6,757
Amortization		851	91	—	40	982	—	—	—	—	982
Retirements and disposals		(1,087)	—	—	(11)	(1,098)	—	—	—	—	(1,098)
Transfers		—	—	—	(99)	(99)	—	—	—	—	(99)
Reclassified to assets held for sale	16	(1)	—	—	—	(1)	—	—	—	—	(1)
December 31, 2021		5,407	969	—	165	6,541	—	—	—	—	6,541
NET CARRYING AMOUNT
January 1, 2021		3,525	858	645	234	5,262	2,409	3,701	1,730	7,840	13,102
December 31, 2021		4,158	767	631	239	5,795	2,409	5,786	1,580	9,775	15,570